Statements of Changes in Partners' Capital (USD $)	Limited Partners [Member]	General Partner [Member]	Total	Morgan Stanley Smith Barney Charter Campbell L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Charter Campbell L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Charter Campbell L.P. [Member]	Morgan Stanley Smith Barney Charter WNT L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Charter WNT L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Balance at Dec. 31, 2011	$ 92,674,799	$ 1,070,769	$ 93,745,568	$ 58,393,243	$ 715,535	$ 59,108,778	$ 68,640,922	$ 907,120	$ 69,548,042
Balance (in units) at Dec. 31, 2011			4,476,439.147			6,047,060.764			5,509,121.429
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	(11,911,182)	(133,219)	(12,044,401)	75,477	5,058	80,535	(6,186,843)	(76,753)	(6,263,596)
Redemptions	(18,201,659)	(200,012)	(18,401,671)	(16,154,830)	(200,103)	(16,354,933)	(19,436,159)	(299,998)	(19,736,157)
Redemptions (in units)			(926,765.223)			(1,628,814.049)			(1,679,265.122)
Balance at Dec. 31, 2012	62,561,958	737,538	63,299,496	42,313,890	520,490	42,834,380	43,017,920	530,369	43,548,289
Balance (in units) at Dec. 31, 2012			3,549,673.924			4,418,246.715			3,829,856.307
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	(4,784,987)	(52,610)	(4,837,597)	3,639,202	42,253	3,681,455	2,866,532	35,417	2,901,949
Redemptions	(12,664,919)	(100,018)	(12,764,937)	(10,807,107)	(75,009)	(10,882,116)	(8,979,422)	(75,006)	(9,054,428)
Redemptions (in units)			(740,308.303)			(1,037,402.578)			(768,478.549)
Balance at Dec. 31, 2013	45,112,052	584,910	45,696,962	35,145,985	487,734	35,633,719	36,905,030	490,780	37,395,810
Balance (in units) at Dec. 31, 2013			2,809,365.621			3,380,844.137			3,061,377.758
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	8,402,318	105,855	8,508,173	3,619,985	45,720	3,665,705	5,089,498	69,374	5,158,872
Redemptions	(15,905,958)	(275,000)	(16,180,958)	(13,034,129)	(250,505)	(13,284,634)	(11,036,493)	(200,000)	(11,236,493)
Redemptions (in units)			(1,006,442.474)			(1,336,038.050)			(907,519.038)
Balance at Dec. 31, 2014	$ 37,608,412	$ 415,765	$ 38,024,177	$ 25,731,841	$ 282,949	$ 26,014,790	$ 30,958,035	$ 360,154	$ 31,318,189
Balance (in units) at Dec. 31, 2014			1,802,923.147			2,044,806.087			2,153,858.720